Asset Retirement Obligation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation Transactions
The following table summarizes the Company’s Asset Retirement Obligation transactions for the nine months ended September 30, 2020 :

Balance December 31, 2019	$1,998
Accretion expense	94
Liabilities incurred	—
Liabilities settled	—
Liabilities relieved - sold properties	(63)
Balance September 30, 2020	$2,029

The following table summarizes the Company’s Asset Retirement Obligation transactions for the years ended December 31, 2018 and 2019 (in thousands):

Balance December 31, 2017	$2,270

Accretion expense	141
Liabilities incurred	7
Liabilities settled	(41)
Revisions in estimated liabilities	(198)
Balance December 31, 2018	$2,179

Accretion expense	132
Liabilities incurred	12
Liabilities settled	(83)
Liabilities sold properties	(55)
Revisions in estimated liabilities	(187)
Balance December 31, 2019	$1,998